FINANCIAL RISK MANAGEMENT - Disclosure of Reconciliation of Gross Carrying Amounts (Details) - Loans to corporate entities - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	$ 1,135	$ 1,093
New assets originated or purchased	(877)	(524)
Assets derecognized (excluding write-offs)	378	365
Acquisitions through business combinations	(4,578)
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Amounts written-off (net of recovery)	122	42
Other	129	(75)
Foreign currency translation	400
Financial assets at end of period	5,819	1,135
Gross carrying amount | Financial instruments not credit-impaired | 12-month expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	769	779
New assets originated or purchased	(834)	(515)
Assets derecognized (excluding write-offs)	280	223
Acquisitions through business combinations	(4,578)
Transfers to stage 1	(49)	(22)
Transfers to stage 2	94	255
Transfers to stage 3	88	20
Amounts written-off (net of recovery)	30	14
Other	144	(35)
Foreign currency translation	369
Financial assets at end of period	5,513	769
Gross carrying amount | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	317	276
New assets originated or purchased	(43)	(7)
Assets derecognized (excluding write-offs)	76	127
Acquisitions through business combinations	0
Transfers to stage 1	48	21
Transfers to stage 2	(94)	(256)
Transfers to stage 3	42	24
Amounts written-off (net of recovery)	68	11
Other	(5)	(39)
Foreign currency translation	25
Financial assets at end of period	190	317
Gross carrying amount | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	49	39
New assets originated or purchased	0	(2)
Assets derecognized (excluding write-offs)	22	15
Acquisitions through business combinations	0
Transfers to stage 1	1	1
Transfers to stage 2	0	1
Transfers to stage 3	(130)	(44)
Amounts written-off (net of recovery)	24	17
Other	(10)	(1)
Foreign currency translation	6
Financial assets at end of period	116	49
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(80)	(83)
New assets originated or purchased	15	24
Assets derecognized (excluding write-offs)	(12)	(9)
Changes to models and inputs used	(14)
Transfers to stage 1	0	0
Transfers to stage 2	0	0
Transfers to stage 3	0	0
Impact on ECL for exposures transferred between stages during the year	29	2
Amounts written-off (net of recovery)	(34)	(20)
Foreign currency translation	(10)
Financial assets at end of period	(82)	(80)
Accumulated impairment | Financial instruments not credit-impaired | 12-month expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(20)	(45)
New assets originated or purchased	14	22
Assets derecognized (excluding write-offs)	(7)	(2)
Changes to models and inputs used	(10)
Transfers to stage 1	4	1
Transfers to stage 2	(9)	(12)
Transfers to stage 3	(8)	(3)
Impact on ECL for exposures transferred between stages during the year	0	(31)
Amounts written-off (net of recovery)	(2)	0
Foreign currency translation	(2)
Financial assets at end of period	(20)	(20)
Accumulated impairment | Financial instruments not credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(35)	(19)
New assets originated or purchased	1	1
Assets derecognized (excluding write-offs)	(2)	(6)
Changes to models and inputs used	(2)
Transfers to stage 1	(4)	(1)
Transfers to stage 2	8	12
Transfers to stage 3	(4)	(2)
Impact on ECL for exposures transferred between stages during the year	4	17
Amounts written-off (net of recovery)	(14)	(5)
Foreign currency translation	(4)
Financial assets at end of period	(22)	(35)
Accumulated impairment | Financial instruments credit-impaired | Lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets at beginning of period	(25)	(19)
New assets originated or purchased	0	1
Assets derecognized (excluding write-offs)	(3)	(1)
Changes to models and inputs used	(2)
Transfers to stage 1	0	0
Transfers to stage 2	1	0
Transfers to stage 3	12	5
Impact on ECL for exposures transferred between stages during the year	25	16
Amounts written-off (net of recovery)	(18)	(15)
Foreign currency translation	(4)
Financial assets at end of period	$ (40)	$ (25)